Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt
Long-term debt consisted of the following:

	December 31,
	2021	2020
Eastward Loan Facility	$—	$15,000
EIB Loan Facility	—	14,734
FP Term Loan	71,512	—
PPP Loan	—	1,699
Other	4,464	10

Total long-term debt	75,976	31,443
Less: Debt issuance costs	(24,852)	(4,798)

Non-current portion of long-term debt	$51,124	$26,645

The Company recorded $8,368 and $1,406 of interest expense from long-term debt for the years ended December 31, 2021 and 2020, respectively.
PPP Loan
In April 2020, the Company received loan proceeds in the amount of $1,709 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The loan under the PPP was in the form of a note payable to SVB (the “PPP Loan”) originally scheduled to mature in April 2022, which has been classified as Long-term debt on the Consolidated Balance Sheet at December 31, 2020. The PPP Loan incurred interest at a rate of 1.00% per annum payable monthly. The PPP Loan and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes. The Company’s PPP Loan and accrued interest were forgiven in January 2021.
EIB Loan Facility
In August 2020, the Company’s Luxembourg subsidiary entered into a loan agreement with the European Investment Bank (“EIB”) that provided for a total loan facility of EUR 20,000 distributable in three tranches (the “EIB Loan Facility”) and was collateralized by substantially all assets of the Company. In connection with the EIB debt agreement, on August 20, 2020, the Company issued to EIB 454,899 warrants exercisable into the Company’s common stock at a price of $0.0001 per share (Note 13) and drew EUR 5,000 under the Tranche A of the EIB Loan Facility on September 23, 2020. Borrowing under Tranche A did not carry an interest component. On October 29, 2020, the Company issued an additional 454,899 warrants to EIB exercisable into the Company’s common stock at a price of $0.0001 per share (Note 13) and drew EUR 7,000 under Tranche B of the EIB Loan Facility on November 23, 2020. Borrowing under Tranche B carried interest at EURIBOR plus 5% per annum (4.457% at December 31, 2020). The borrowings under the EIB Loan Facility were due in full five years from the disbursement date of the relevant tranche, which have been classified in non-current
portion of Long-term debt on the Consolidated Balance Sheet at December 31, 2020, with interest payable quarterly in arrears
. The prepayment premium on the EIB Loan Facility for Tranches B was 3% in the first year, 2% in the second year and 1% in the third year on the principal amount of the loan repaid. The EIB Loan Facility included covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by EIB.
The Company incurred $551 of debt issuance costs and issued common stock warrants with an estimated fair value of $3,612 at their dates of issuance, the total of which has been presented as a deduction from the carrying amounts of the EIB Loan Facility on the Consolidated Balance sheet and were being amortized to interest expense over the term of the EIB Loan Facility. In May 2021, the outstanding balance of the EIB Loan Facility was paid off.
On September 24, 2021, EIB submitted a notice of cancellation for 775,966 EIB warrants (Tranche A). The valuation for settlement of these warrants was based on a
20-day
volume weighted average price (“VWAP”) valuation method using the Company’s publicly traded stock price as of September 30, 2021. On October 18, 2021, EIB submitted a notice of cancellation for the remaining 775,966 EIB warrants (Tranche B). The valuation for settlement of these warrants was based on the VWAP
20-day
trading price method as of October 14, 2021, as stated in the notice of cancellation. These warrants were settled in November 2021 for $19,942.
Eastward Loan Facility
In December 2020, the Company entered into a loan agreement with Eastward Fund Management, LLC (“Eastward”) to borrow up to $25,000 (the “Eastward Loan Facility”). On December 30, 2020, the Company drew $15,000 of the available loan facility under the Eastward Loan Facility and incurred a $300 repayment fee due upon maturity of the Eastward Loan Facility. In conjunction with the Eastward loan agreement, the Company agreed to issue to Eastward up to a total of 314,861 warrants to acquire the Company’s common stock if the full facility was drawn. The Company paid a 1% commitment fee on the principal amount borrowed. The Company would have paid interest only for the first 24 months this loan was outstanding and then $625 plus interest during each of the final
24
months this loan was outstanding. The interest rate for the Eastward Loan Facility was 11.75% per annum and the total term of this loan was 48 months. The prepayment premium on the Eastward Loan Facility was 3% during the first two years, 2% in the third year and 1% thereafter on the principal amount of the loan repaid. The Eastward Loan Facility included covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by Eastward.
On December 30, 2020, the Company issued to Eastward 188,916 warrants exercisable into the Company’s common stock at a price of $3.97 per share (Note 13). These warrants have been determined to be accounted for as equity at their estimated fair value at the date of issuance. The Company recorded $542 as Additional paid-in
capital and presented the related debt issuance costs as a deduction from the carrying amounts of the Eastward Loan Facility on the Consolidated Balance Sheet which are being amortized to interest expense over the term of the Eastward Loan Facility. In May 2021, the outstanding balance of Eastward Loan Facility was paid off.
FP Term Loan Facility
On April 15, 2021, the Company entered into a credit agreement with FP Credit Partners, L.P., as agent for several lenders (the “FP Lenders”) (as amended on May 17, 2021, the “FP Credit Agreement”), for a $70,000 term loan facility (the “FP Term Loan”). Upon funding in May 2021, the FP Term Loan was used (i) to pay off the Company’s existing credit facilities with Eastward Fund Management, LLC (the “Eastward Loan Facility”) and EIB (the “EIB Loan Facility”) and (ii) to fund working capital and for general corporate purposes. The Company incurred $12,277 of debt issuance costs relating to the FP Term Loan.
The FP Lenders had the option to elect to convert a portion of their specified contractual return into common stock of the Company immediately preceding the Merger, at a conversion price specified in the FP Term Loan Agreement by submitting a notice to convert on or prior to the funding date in May 2021 (the “Conversion Election”). If the FP Lenders had exercised the Conversion Election, and the Company did not elect to repay the outstanding principal amount of the FP Term Loan at the Closing, then the interest rate would have increased to 9% per annum. However, the FP Lenders did not make the Conversion Election and so the interest rate would have decreased to 4% per annum upon the occurrence of the Merger under the original terms of the FP Term Loan Agreement.
At the date of the closing of the FP Term Loan Agreement, the contingent interest feature described immediately above was determined to be an embedded derivative asset with an associated debt premium recorded. The fair value of this financial instrument of $8,922 was presented net within Long-term Debt on the Consolidated Balance Sheets at June 30, 2021. However, because of the interest rate increase under the FP Amendment (as defined below), the contingent interest embedded derivative asset and associated debt premium were derecognized upon the execution of the FP Amendment.
The FP Term Loan includes covenants that limit the Company’s ability to, among other things, make investments, dispose of assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, enter into transactions with affiliates, pay dividends or other distributions without preapproval by the FP Lenders. The Company was required to maintain minimum unrestricted cash of at least $15,000 as of each fiscal quarter end, except for the quarter immediately following the first quarter where the Company reports positive EBITDA, until the closing of a qualifying IPO, which includes the Merger. The Company issued an equity grant of 977,723 shares of New Spire Class A Common Stock with a value of $8,065 to the FP Lenders upon funding of the FP Term Loan.
On August 5, 2021, the Company and FP Lenders executed an amendment (the “FP Amendment”) to the FP Term Loan to modify certain terms. Among other things, the FP Amendment waived the instance of the noncompliance with provisions for the timely notification of the Company’s election to add accrued unpaid interest as of June 30, 2021 to the outstanding principal. The FP Lenders also waived any default interest that would have applied as a result of the noncompliance.
The FP Amendment also reinstated the previously expired Conversion Election and served as formal notice of this election by the FP Lenders. As a result, the FP Lenders received 1,490,769 shares of New Spire Class A Common Stock. In connection with FP’s exercise of the Conversion Election, the interest rate on the FP Term Loan increased to 9% per annum following the Closing.
The Company has determined that the FP Amendment represents an accounting modification of the original FP Term Loan. In connection with the debt modification accounting, no gain or loss was recorded related to the FP Amendment, and the Company capitalized the fair value of $14,803 for the 1,490,769 shares of New Spire Class A Common Stock issued to the FP Lenders to be amortized over the remaining life of the FP Term Loan as part of the effective yield of the FP Term Loan beginning in the third quarter of 2021.
The FP Term Loan matures on April 15, 2026 and is collateralized by substantially all assets of the Company. The Company has the option to prepay the loan in advance of its final maturity, which was subject to a prepayment penalty under the original terms of the FP Term Loan Agreement that varied between $17,500 and $49,000 based on the timing and circumstances of the repayment.
During the year ended December 31, 2021, the Company recognized within Other (expense) income, net on the Consolidated Statement of Operations, $4,954 as a loss on extinguishment of debt, resulting from paying off the EIB Loan Facility and the Eastward Loan Facility, and $1,699 as a gain from extinguishment of debt resulting from the U.S. government’s forgiveness of the Company’s loan under the Paycheck Protection Program (“PPP”) established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act.
Government Loan
In November 2021, the Company completed its acquisition of exactEarth and assumed an interest free loan agreement with the Strategic Innovation Fund (“SIF”) which was recorded at an amount equal to the proceeds received. As of December 31, 2021 $4,464 was included in Long-term debt, non-current
on the Consolidated Balance Sheets. Under this agreement and subsequent amendment, the Company is eligible to receive funding for certain expenditures incurred from February 13, 2018 to May 12, 2023 to a maximum of $5,701. The loan is repayable in 15 annual payments beginning February 28, 2026.